Income Taxes - Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the federal income tax rate to the Company's effective income tax rate
Federal income tax rate:	35.00%	35.00%	35.00%
Reconciling items:
Dividends-received deduction	(1.20%)	(0.30%)	(1.70%)
TCJA net deferred tax asset revaluation	3.60%	0.00%	0.00%
Capital contribution from affiliated entity impacting taxable income	0.00%	3.70%	0.00%
Goodwill	0.00%	1.20%	0.00%
Nondeductible health insurer fee	0.00%	0.50%	2.30%
Change in liability for prior years' taxes	(0.50%)	0.00%	0.50%
Other	0.10%	(0.10%)	(0.50%)
Effective income tax rate	37.00%	40.00%	35.60%
Unrecognized tax benefits (less than)	$ 1.0	$ 1.0	$ 1.0